STOCK OPTIONS AND WARRANTS (Details 1) - shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Available, beginning of year	12,109	6,902	5,656	8,380
Number of shares of RSI common stock		(2,386)	(4,942)	(5,563)
Cancellations under 2007 and 2013 Plans		1,305	1,134	2,839
Newly authorized by Board of Directors		6,288	5,054	0
Available, end of year	8,400	12,109	6,902	5,656